6. Investment (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Aug. 31, 2018	Aug. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Purchase of investment					$ 0	$ 572,250	$ 1,085,975	$ 861,649
Accrued expenses	$ 1,863,096				1,863,096		1,686,841	1,144,142
Impairment of investment	$ 0	$ 506,000			$ 310,000	$ 506,000	$ 505,766	0
Edyza Sensors [Member]
Stock received for acquisition, shares							827,018
Purchase of investment				$ 400,000			$ 897,475	325,000
Accrued expenses							0	$ 75,000
Edyza Sensors [Member] | Stock Purchase and Option Agreement [Member]
Stock received for acquisition, shares			442,685					442,685
Stock received for acquisition, value			$ 400,000					$ 400,000
Total Grow Controls [Member]
Impairment of investment							$ 505,766